Details of Significant Accounts - Schedule of Revenue-Related Contract Liabilities (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jan. 01, 2024
Schedule of Revenue-Related Contract Liabilities [Abstract]
Contract liabilities			$ 177